Property and Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment consisted of the following:

			Estimated Useful
	December 31, 2025	June 30, 2025	Lives (Years)
Building and Improvements	$17,650,000	-	4 - 30
Land	3,550,000	-	N/A
Furniture, fixtures and equipment	3,627,751	27,751	1 - 5
Machinery and equipment	262,950	209,650	5
Vehicles	20,936	20,936	1.5 - 5
Accumulated Depreciation	(995,740)	(17,513)
Total property and equipment - net	$24,115,897	$240,824

Assets Acquired in Business Combinations

During fiscal years 2025 and 2026, the Company completed several acquisitions in connection with its expansion into robotics and hospitality operations. See Note 9.

Fiscal Year Ended June 30, 2026

On August 27, 2025, and September 30, 2025, the Company acquired Victorville and Rancho Mirage, respectively, obtaining land, buildings and improvements, and furniture and equipment with an aggregate fair value of approximately $24,800,000 as of the respective acquisition dates.

Fiscal Year Ended June 30, 2025

On March 31, 2025, the Company acquired SWC and Skytech, obtaining property and equipment with an aggregate fair value of approximately $59,000 as of the acquisition date.

The Company measured all acquired property and equipment at fair value as of each acquisition date. Fair values were determined using a combination of market comparable and replacement cost approaches, depending on asset type. Any difference between the fair value of the assets acquired and their historical carrying amounts was recognized as part of the purchase price allocation, and the excess of purchase consideration over the fair value of net identifiable assets was recorded as goodwill.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Depreciation and amortization expense for the three and six months ended December 31, 2025 and 2024 were as follows:

Three Months Ended December 31,
2025	2024

$799,014	-

Six Months Ended December 31,
2025	2024

$1,184,019	$-

Note 3 – Property and Equipment

Property and equipment consisted of the following:

			Estimated Useful
	June 30, 2025	June 30, 2024	Lives (Years)
Office furniture	19,392	-	5
Office computers and equipment	36,765	-	5
Warehouse equipment	31,340	-	5
Vehicles	107,527	-	5
Robots/Tray Bins	205,650	-	5
Production molds	145,173	-	5
Accumulated depreciation	(305,023)	-	5
Total property and equipment - net	$240,824	$-

Assets Acquired in Business Combinations

In connection with the acquisitions of SWC and Skytech on March 31, 2025, the Company acquired property and equipment with an aggregate net book value of $59,492 as of the acquisition date.

The Company measured acquired property and equipment at fair value as of the acquisition date. The fair value assigned to these assets was determined based on a combination of market comparables and replacement cost methodologies, depending on the asset class.

Any difference between the fair value of the assets acquired and their respective historical net book values was recognized as part of the purchase price allocation. The excess of the total consideration transferred over the fair value of net identifiable assets acquired, including property and equipment, was recorded as goodwill.

Depreciation and amortization expense for the years ended June 30, 2025 and 2024, was $19,519 and $0, respectively.

Depreciation and amortization are included as a component of general and administrative expenses in the accompanying consolidated statements of operations.